FAIR VALUE MEASUREMENT (Schedule of Non-Recurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		$ 1,015	[1]
Investment in affiliated company		3,300
Impairment of goodwill, intangible assets and other long lived assets				2,965
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in affiliated company		1,264
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Investment in affiliated company		$ 1,264

[1]	Excluding discontinued operations for the year ended on December 31, 2012